DERIVATIVE FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of changes in fair value [line items]
Gains (losses) recognized in result	R$ 986,521	R$ 317,729	R$ (238,458)
Not designated as hedging instrument
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(117,115)	(536,611)
Gains (losses) recognized in result	986,521	317,729
Payment (receipts)	46,822	101,767
Transfers	38,576
Restructuring	(961,252)
Non-current convertible instruments	(6,448)
Rights (obligations) with derivatives, ending balance	(6,448)	(117,115)	(536,611)
Not designated as hedging instrument | Forward – fuel
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(65,375)	(60,102)
Gains (losses) recognized in result	(20,023)	(108,435)
Payment (receipts)	46,822	103,162
Transfers	38,576
Restructuring	0
Non-current convertible instruments	0
Rights (obligations) with derivatives, ending balance	0	(65,375)	(60,102)
Not designated as hedging instrument | Option fuel
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	0	12,266
Gains (losses) recognized in result	0	(10,871)
Payment (receipts)	0	(1,395)
Transfers	0
Restructuring	0
Non-current convertible instruments	0
Rights (obligations) with derivatives, ending balance	0	0	12,266
Not designated as hedging instrument | Conversion right debentures
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(51,740)	(488,775)
Gains (losses) recognized in result	1,006,544	437,035
Payment (receipts)	0	0
Transfers	0
Restructuring	(961,252)
Non-current convertible instruments	(6,448)
Rights (obligations) with derivatives, ending balance	(6,448)	R$ (51,740)	R$ (488,775)
Not designated as hedging instrument | Conversion into shares
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, ending balance	R$ 311,299,938